Stock Plans. Share-Based Payments And Warrants (Summary Of Information About Stock Options Outstanding And Exercisable) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding as of December 31, 2012	2,294,714
Options Outstanding, Weighted Average Exercise Price	$ 1.46
Options Exercisable, Number Exercisable as Of December 31, 2012	778,035
Options Exercisable, Weighted Average Exercise Price	$ 2.26
$0.41 - $2.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	$ 0.41
Range of Exercise Price, Upper Range	$ 2.60
Options Outstanding, Number Outstanding as of December 31, 2012	2,251,700
Options Outstanding, Weighted Average Remaining Contractual Life In Years	9 years 4 days
Options Outstanding, Weighted Average Exercise Price	$ 0.94
Options Exercisable, Number Exercisable as Of December 31, 2012	736,635
Options Exercisable, Weighted Average Exercise Price	$ 0.77
$15.00 - $29.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	$ 15.00
Range of Exercise Price, Upper Range	$ 29.80
Options Outstanding, Number Outstanding as of December 31, 2012	28,853
Options Outstanding, Weighted Average Remaining Contractual Life In Years	5 years 7 months 17 days
Options Outstanding, Weighted Average Exercise Price	$ 17.74
Options Exercisable, Number Exercisable as Of December 31, 2012	27,240
Options Exercisable, Weighted Average Exercise Price	$ 17.78
$34.20 - $96.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Price, Lower Range	$ 34.20
Range of Exercise Price, Upper Range	$ 96.00
Options Outstanding, Number Outstanding as of December 31, 2012	14,161
Options Outstanding, Weighted Average Remaining Contractual Life In Years	1 year 4 months 10 days
Options Outstanding, Weighted Average Exercise Price	$ 52.99
Options Exercisable, Number Exercisable as Of December 31, 2012	14,160
Options Exercisable, Weighted Average Exercise Price	$ 52.99